Separate Financial Information of Subsidiary Guarantors of Indebtedness Separate Financial Information of Subsidiary Guarantors of Indebtedness Narrative (Details) (USD $)	Sep. 30, 2014	Apr. 28, 2014
Senior Unsecured Notes [Member] | Unsecured Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 300,000,000.0	$ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage		7.00%
Financing Agreement, April 2014
Short-term Debt [Line Items]
Senior secured credit facility		$ 1,600,000,000